Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Abstract]
Commissions	¥ 65,254	¥ 74,783	¥ 133,454	¥ 154,239
Fees from investment banking	22,265	19,119	49,576	43,078
Asset management and portfolio service fees	59,926	62,740	119,889	125,721
Other revenue	11,401	15,552	22,142	29,008
Total	¥ 158,846	¥ 172,194	¥ 325,061	¥ 352,046